Intangible assets - Cost and accumulated amortisation and impairment (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Intangible assets
Goodwill derecognised due to sale	$ 15
Impairment of goodwill	105
Hastings' overseas operations and Hastings' Australian operations
Intangible assets
Goodwill derecognised due to sale	15
Impairment of goodwill	105
Computer software
Intangible assets
Carrying amount	2,177	$ 1,916	$ 1,781
Computer software | Parent Entity
Intangible assets
Carrying amount	2,014	1,758	1,635
Computer software | Gross/Cost
Intangible assets
Carrying amount	5,727	5,059
Computer software | Gross/Cost | Parent Entity
Intangible assets
Carrying amount	4,861	4,249
Computer software | Accumulated amortisation and impairment
Intangible assets
Carrying amount	(3,550)	(3,143)
Computer software | Accumulated amortisation and impairment | Parent Entity
Intangible assets
Carrying amount	(2,847)	(2,491)
Brand Names
Intangible assets
Carrying amount	670	670	670
Brand Names | Parent Entity
Intangible assets
Carrying amount	636	636	636
Core deposit intangibles
Intangible assets
Carrying amount		21	187
Core deposit intangibles | Parent Entity
Intangible assets
Carrying amount		21	187
Core deposit intangibles | Gross/Cost
Intangible assets
Carrying amount	1,494	1,494
Core deposit intangibles | Gross/Cost | Parent Entity
Intangible assets
Carrying amount	1,279	1,279
Core deposit intangibles | Accumulated amortisation and impairment
Intangible assets
Carrying amount	(1,494)	(1,473)
Core deposit intangibles | Accumulated amortisation and impairment | Parent Entity
Intangible assets
Carrying amount	(1,279)	(1,258)
Other intangibles
Intangible assets
Carrying amount	26	33	53
Other intangibles | Parent Entity
Intangible assets
Carrying amount			$ 3
Other intangibles | Gross/Cost
Intangible assets
Carrying amount	391	398
Other intangibles | Gross/Cost | Parent Entity
Intangible assets
Carrying amount	160	160
Other intangibles | Accumulated amortisation and impairment
Intangible assets
Carrying amount	(365)	(365)
Other intangibles | Accumulated amortisation and impairment | Parent Entity
Intangible assets
Carrying amount	$ (160)	$ (160)